FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, February 28, 2023 (unaudited)

Martin Currie Sustainable International Equity ETF	Country	Shares	Value
Common Stocks 99.5%
Automobiles 5.0%
Ferrari NV	Italy	6,222	$1,618,596

Beverages 3.1%
Pernod Ricard SA	France	4,747	995,261

Biotechnology 4.5%
CSL Ltd.	Australia	7,234	1,445,425

Building Products 8.9%
Assa Abloy AB, B	Sweden	62,315	1,524,323
Kingspan Group PLC	Ireland	20,524	1,340,333
			2,864,656

Chemicals 8.0%
Croda International PLC	United Kingdom	9,277	736,991
Linde PLC	United Kingdom	5,394	1,863,687
			2,600,678

Electronic Equipment, Instruments & Components 5.5%
Hexagon AB, B	Sweden	158,748	1,768,078

Food Products 3.5%
Kerry Group PLC, A	Ireland	11,902	1,143,813

Health Care Equipment & Supplies 9.8%
Coloplast AS, B	Denmark	11,061	1,282,622
ResMed Inc.	United States	88,566	1,877,141
			3,159,763

Insurance 4.4%
AIA Group Ltd.	Hong Kong	133,472	1,415,573

Life Sciences Tools & Services 10.7%
[a] Mettler-Toledo International Inc.	United States	1,410	2,021,531
[a] Oxford Nanopore Technologies PLC	United Kingdom	149,848	379,154
[a,b] Wuxi Biologics Cayman Inc., 144A	China	154,540	1,076,927
			3,477,612

Machinery 5.3%
Atlas Copco AB, A	Sweden	143,740	1,718,496

Personal Products 5.0%
L’Oreal SA	France	4,036	1,605,495

Semiconductors & Semiconductor Equipment 10.5%
ASML Holding NV	Netherlands	4,272	2,645,788
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	8,818	767,783
			3,413,571

Software 6.1%
Dassault Systemes SE	France	39,081	1,516,073
Nemetschek SE	Germany	8,343	474,948
			1,991,021

Textiles, Apparel & Luxury Goods 9.2%
Dr Martens PLC	United Kingdom	51,222	99,157
Kering SA	France	2,151	1,266,031

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, February 28, 2023 (unaudited) (continued)

Moncler SpA	Italy	26,213	1,606,776
			2,971,964
Total Common Stocks (Cost $33,645,595)			32,190,002
Total Investments (Cost $33,645,595) 99.5%			32,190,002
Other Assets, less Liabilities 0.5%			165,129
Net Assets 100.0%			$32,355,131

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At February 28, 2023, the value of was $1,076,927, representing 3.3%
of net assets.

Abbreviations

Selected Portfolio

ADR – American Depositary Receipt

Franklin Templeton ETF Trust

Notes to Schedules of Investments (unaudited)

1. ORGANIZATION

Martin Currie Sustainable International Equity ETF (the “Fund”) is a separate non-diversified investment series of the “Trust”. The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-thecounter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on February 28, 2023.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the

Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies.
Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 28, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Martin Currie Sustainable International Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$32,190,002	$—	$—	$32,190,002

[a]For detailed categories, see the accompanying Schedule of Investments.
[b]Includes common stocks.